Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2013
Prospectus Date	rr_ProspectusDate	Mar. 15, 2013
(PIMCO Worldwide Fundamental Advantage AR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Supplement [Text Block]	pimco_SupplementTextBlock01
PIMCO Funds

Supplement Dated March 15, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

The following changes are effective March 22, 2013.

The name of the Fund is changed to the PIMCO Worldwide Fundamental Advantage AR Strategy Fund. Therefore, all references to the Fund in each Prospectus are deleted and replaced with the PIMCO Worldwide Fundamental Advantage AR Strategy Fund.

Strategy Heading [Text Block]	pimco_SupplementTextBlock2	The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3	The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:
Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

Strategy Heading -- [Text Block]	pimco_SupplementTextBlock5	The sixth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:
Strategy Narrative -- [Text Block]	pimco_SupplementTextBlock6

The Fund may invest up to 25% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries, but may gain emerging markets exposure beyond this limit through other securities and instruments.

(PIMCO Funds - Strategic Market Funds) | (Strategic Markets - Supplement Text)
Risk/Return:	rr_RiskReturnAbstract
Strategic Markets - Supplement [Text Block]	pimco_SupplementTextBlock7
PIMCO Funds

Supplement Dated March 15, 2013 to the
Strategic Markets Class A, Class B, Class C and Class R Prospectus and
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

The following changes are effective March 22, 2013.

The name of the PIMCO EM Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO EM Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund in each Prospectus are deleted and replaced with the PIMCO EM Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO Fundamental Advantage Total Return Strategy Fund is changed to the PIMCO Fundamental Advantage Absolute Return Strategy Fund. Therefore, all references to the PIMCO Fundamental Advantage Total Return Strategy Fund in each Prospectus are deleted and replaced with the PIMCO Fundamental Advantage Absolute Return Strategy Fund.

The name of the PIMCO Fundamental IndexPLUS TR Fund is changed to the PIMCO Fundamental IndexPLUS AR Fund. Therefore, all references to the PIMCO Fundamental IndexPLUS TR Fund in each Prospectus are deleted and replaced with the PIMCO Fundamental IndexPLUS AR Fund.

The name of the PIMCO International Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO International Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO International Fundamental IndexPLUS TR Strategy Fund in each Prospectus are deleted and replaced with the PIMCO International Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO International StocksPLUS TR Strategy Fund (Unhedged) is changed to the PIMCO International StocksPLUS AR Strategy Fund (Unhedged). Therefore, all references to the PIMCO International StocksPLUS TR Strategy Fund (Unhedged) in each Prospectus are deleted and replaced with the PIMCO International StocksPLUS AR Strategy Fund (Unhedged).

The name of the PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) is changed to the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged). Therefore, all references to the PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) in each Prospectus are deleted and replaced with the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged).

The name of the PIMCO Small Cap StocksPLUS TR Fund is changed to the PIMCO Small Cap StocksPLUS AR Strategy Fund. Therefore, all references to the PIMCO Small Cap StocksPLUS TR Fund in each Prospectus are deleted and replaced with the PIMCO Small Cap StocksPLUS AR Strategy Fund.

The name of the PIMCO Small Company Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO Small Company Fundamental IndexPLUS TR Strategy Fund in each Prospectus are deleted and replaced with the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO StocksPLUS Total Return Fund is changed to the PIMCO StocksPLUS Absolute Return Fund. Therefore, all references to the PIMCO StocksPLUS Total Return Fund in each Prospectus are deleted and replaced with the PIMCO StocksPLUS Absolute Return Fund.

The name of the PIMCO StocksPLUS TR Short Strategy Fund is changed to the PIMCO StocksPLUS AR Short Strategy Fund. Therefore, all references to the PIMCO StocksPLUS TR Short Strategy Fund in each Prospectus are deleted and replaced with the PIMCO StocksPLUS AR Short Strategy Fund.

(PIMCO Funds - Strategic Market Funds) | (PIMCO EM Fundamental IndexPLUS AR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO EM Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth and fifth sentences of the third paragraph of the "Principal Investment Strategies" section of the PIMCO EM Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO Fundamental Advantage Absolute Return Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Fundamental Advantage Absolute Return Strategy Fund's Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The third and fourth sentences of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO Fundamental Advantage Absolute Return Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO Fundamental IndexPLUS AR Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2	The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Fundamental IndexPLUS AR Fund's Fund Summary in each Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth through sixth sentences of the fourth paragraph of the "Principal Investment Strategies" section of the PIMCO Fundamental IndexPLUS AR Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO International Fundamental IndexPLUS AR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO International Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO International Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading -- [Text Block]	pimco_SupplementTextBlock5

The sixth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO International Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative -- [Text Block]	pimco_SupplementTextBlock6	The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.
(PIMCO Funds - Strategic Market Funds) | (PIMCO International StocksPLUS AR Strategy Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO International StocksPLUS AR Strategy Fund (Unhedged)'s Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth through sixth sentences of the fourth paragraph of the "Principal Investment Strategies" section of the PIMCO International StocksPLUS AR Strategy Fund (Unhedged)'s Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged)'s Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth through sixth sentences of the fourth paragraph of the "Principal Investment Strategies" section of the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged)'s Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO Small Cap StocksPLUS AR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Small Cap StocksPLUS AR Strategy Fund's Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth through sixth sentences of the fourth paragraph of the "Principal Investment Strategies" section of the PIMCO Small Cap StocksPLUS AR Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

Strategy Heading -- [Text Block]	pimco_SupplementTextBlock5

The sixth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative -- [Text Block]	pimco_SupplementTextBlock6	The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.
(PIMCO Funds - Strategic Market Funds) | (PIMCO StocksPLUS Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2	The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS Absolute Return Fund's Fund Summary in each Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fourth through sixth sentences of the fourth paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS Absolute Return Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(PIMCO Funds - Strategic Market Funds) | (PIMCO StocksPLUS AR Short Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Heading [Text Block]	pimco_SupplementTextBlock2

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS AR Short Strategy Fund's Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

Strategy Heading - [Text Block]	pimco_SupplementTextBlock3

The fifth through seventh sentences of the third paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS AR Short Strategy Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative - [Text Block]	pimco_SupplementTextBlock4

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.